GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 9,212,417	$ 1,998,055
Accumulated deficit	$ 11,228,173	$ 2,015,756